GuideMark World ex-US Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Australia - 4.6%
ANZ Group Holdings Ltd.	5,489	$105,261
Aristocrat Leisure, Ltd.	18,900	809,767
Cochlear, Ltd.	1,997	394,959
Coles Group, Ltd.	86,493	1,186,003
Commonwealth Bank of Australia	10,051	1,223,290
Insurance Australia Group, Ltd.	129,324	768,834
Lottery Corp. Ltd.	138,439	485,648
Medibank Private, Ltd.	108,360	359,853
National Australia Bank, Ltd.	5,439	140,967
Pro Medicus Ltd.	6,698	1,253,429
Qantas Airways Ltd.	40,101	283,296
QBE Insurance Group, Ltd.	55,520	854,960
REA Group, Ltd.	4,096	648,638
Suncorp Group, Ltd.	34,518	491,938
Telstra Group Ltd.	219,890	701,146
Wesfarmers, Ltd.	15,242	850,616
Westpac Banking Corp.	19,572	436,192
Woolworths, Ltd.	29,521	604,703
		11,599,500

Austria - 0.3%
Erste Group Bank AG	9,166	780,261

Belgium - 0.7%
Ageas SA	16,656	1,126,742
KBC Group NV	5,568	574,673
Sofina SA	387	128,000
UCB SA	136	26,759
		1,856,174

Canada - 10.1%
Agnico Eagle Mines Ltd.	1,655	197,178
Alimentation Couche-Tard, Inc.	7,238	359,787
Bank of Montreal	5,126	568,067
Bank of Nova Scotia	4,931	272,667
Canadian Imperial Bank of Commerce	15,433	1,095,468
Canadian Tire Corp. Ltd. - Class A	6,026	820,386
Cenovus Energy, Inc.	62,608	851,938
Constellation Software, Inc.	419	1,536,369
Dollarama, Inc.	5,008	705,625
Empire Co. Ltd.	48,803	2,025,231
Fairfax Financial Holdings Ltd.	760	1,371,823
FirstService Corp.	2,140	373,437
George Weston, Ltd.	6,003	1,203,950
Great-West Lifeco, Inc.	14,678	558,233
iA Financial Corp., Inc.	3,904	427,999
Imperial Oil, Ltd.	4,114	326,824
Intact Financial Corp.	759	176,492
Kinross Gold Corp.	48,717	761,298
Loblaw Cos. Ltd.	9,954	1,646,513
Lundin Gold, Inc.	9,715	512,949
Magna International, Inc.	15,073	582,664
Manulife Financial Corp.	4,948	158,205
Metro, Inc.	6,437	505,648
National Bank of Canada	5,206	537,211
Open Text Corp.	4,543	132,745
Power Corp. of Canada	19,544	763,389
Quebecor, Inc. - Class B	9,248	281,498
Royal Bank of Canada	16,295	2,147,578
Saputo, Inc.	18,113	370,706
Shopify, Inc. - Class A (a)	4,531	522,592
Stantec, Inc.	4,396	478,322
Sun Life Financial, Inc.	5,889	391,850
Suncor Energy, Inc.	31,524	1,180,862
Toronto-Dominion Bank	8,232	605,484
WSP Global, Inc.	6,642	1,354,836
		25,805,824

Denmark - 2.1%
AP Moller - Maersk AS - Class A	304	560,868
AP Moller - Maersk AS - Class B	311	578,366
Danske Bank AS	14,856	606,776
Demant AS (a)	7,779	325,019
Genmab AS (a)	1,310	272,046
Novo Nordisk AS - Class B	17,080	1,183,542
Pandora AS	4,783	842,743
ROCKWOOL AS	20,531	962,335
		5,331,695

Finland - 0.9%
Nokia OYJ	158,038	820,003
Nordea Bank Abp	44,838	665,295
Orion Oyj - Class B	11,833	890,241
		2,375,539

France - 7.4%
Accor SA	6,873	360,204
Air Liquide SA	360	74,233
AXA SA	30,780	1,511,458
BioMerieux	2,163	299,180
BNP Paribas SA	9,805	879,528
Bouygues SA	11,264	509,413
Bureau Veritas SA	8,215	280,398
Capgemini SE	1,335	228,601
Carrefour SA	59,373	837,532
Cie de Saint-Gobain SA	5,265	618,509
Cie Generale des Etablissements Michelin SCA	8,359	310,907
Credit Agricole SA	27,940	528,578
Danone SA	9,588	784,524
Eiffage SA	10,767	1,512,911
EssilorLuxottica SA	2,058	565,113
Hermes International SCA	239	647,899
Ipsen SA	6,867	817,984
La Francaise des Jeux SAEM (b)	2,226	87,349
L'Oreal SA	2,057	881,126
LVMH Moet Hennessy Louis Vuitton SE	1,688	883,468
Orange SA	41,373	630,038
Rexel SA	23,893	736,926
Sanofi SA	5,013	485,328
Schneider Electric SE	1,709	458,842
Societe Generale SA	18,230	1,042,836
Teleperformance	7,381	716,899
TotalEnergies SE	17,435	1,065,677
Vinci SA	6,907	1,018,581
		18,774,042

Germany - 10.2%
adidas AG	5,191	1,211,738
Allianz SE	5,842	2,370,887
Bayer AG	46,219	1,392,457
Brenntag SE	3,961	262,417
Commerzbank AG	3,140	98,951
Continental AG	7,215	629,711
Delivery Hero SE (a)(b)	4,040	109,655
Deutsche Bank AG	14,515	430,305
Deutsche Boerse AG	2,259	737,994
Deutsche Lufthansa AG	84,870	720,518
Deutsche Post AG	35,962	1,665,760
Deutsche Telekom AG	43,416	1,589,187
Fresenius Medical Care AG	10,184	585,125
Fresenius SE & Co. KGaA	7,759	390,456
GEA Group AG	13,599	953,294
Hannover Rueck SE	778	245,159
Heidelberg Materials AG	5,406	1,273,099
Henkel AG & Co. KGaA	1,272	92,252
Knorr-Bremse AG	6,865	665,886
Mercedes-Benz Group AG	7,541	439,341
Muenchener Rueckversicherungs-Gesellschaft AG	2,108	1,368,801
Nemetschek SE	1,764	255,768
Rational AG	487	409,227
Rheinmetall AG	541	1,145,678
SAP SE	9,952	3,043,126
Siemens AG	4,222	1,084,458
Siemens Energy AG (a)	6,854	801,104
Talanx AG	5,633	730,274
Zalando SE (a)(b)	40,021	1,320,590
		26,023,218

Hong Kong - 2.3%
AIA Group, Ltd.	101,651	920,800
BOC Hong Kong Holdings, Ltd.	158,824	691,399
CK Hutchison Holdings, Ltd.	18,821	115,894
Futu Holdings, Ltd. - ADR	449	55,492
Hong Kong Exchange & Clearing, Ltd.	14,726	792,061
Jardine Matheson Holdings, Ltd.	11,041	530,660
SITC International Holdings Co. Ltd.	94,298	302,319
Techtronic Industries Co. Ltd.	77,092	850,631
WH Group, Ltd. (b)	1,560,475	1,503,974
		5,763,230

Ireland - 0.5%
AIB Group PLC	69,570	574,152
Bank of Ireland Group PLC	33,981	484,235
DCC PLC	2,631	170,753
Experian PLC	2,070	106,742
James Hardie Industries PLC (a)	2,215	59,480
		1,395,362

Israel - 2.3%
Bank Hapoalim BM	46,136	886,184
Bank Leumi Le-Israel BM	55,647	1,035,343
Check Point Software Technologies, Ltd. (a)	3,164	700,035
ICL Group Ltd.	48,951	336,062
Israel Discount Bank, Ltd. - Series A - Class A	80,024	798,218
Mizrahi Tefahot Bank, Ltd.	12,039	785,326
Monday.com Ltd. (a)(c)	865	272,025
Nice, Ltd. (a)	2,382	403,780
Wix.com, Ltd. (a)	4,299	681,219
		5,898,192

Italy - 3.7%
Banca Mediolanum SpA	49,263	848,962
Banco BPM SpA	21,122	246,548
BPER Banca SPA	74,363	674,941
Enel SpA	50,394	478,276
Eni SpA	12,529	202,396
Ferrari NV	49	24,006
FinecoBank Banca Fineco SpA	28,384	629,659
Generali	19,751	702,575
Intesa Sanpaolo SpA	218,042	1,256,015
Leonardo SpA	4,077	230,053
Mediobanca Banca di Credito Finanziario SpA	2,466	57,386
Moncler SpA	3,009	171,638
Poste Italiane SpA (b)	42,043	903,333
Prysmian SpA	7,806	552,660
UniCredit SpA	20,064	1,345,965
Unipol Gruppo SpA	49,195	974,299
		9,298,712

Japan - 19.6%
Advantest Corp.	22,268	1,650,750
Aeon Co. Ltd.	8,155	249,974
Aisin Corp.	26,714	341,736
ANA Holdings, Inc.	2,159	42,273
Asahi Group Holdings, Ltd.	25,165	336,384
Asahi Kasei Corp.	43,685	310,983
Asics Corp.	64,472	1,644,061
Astellas Pharma, Inc.	58,049	568,355
Bandai Namco Holdings, Inc.	32,041	1,148,324
Bridgestone Corp.	5,933	242,613
Canon, Inc.	16,129	467,801
Capcom Co. Ltd.	2,953	100,849
Chugai Pharmaceutical Co. Ltd.	7,865	410,693
Daifuku Co., Ltd.	2,843	73,139
Dai-ichi Life Holdings, Inc.	141,661	1,076,993
Daikin Industries, Ltd.	1,522	178,658
Daito Trust Construction Co. Ltd.	653	71,124
Daiwa Securities Group, Inc.	4,881	34,665
Dentsu Group, Inc.	22,201	491,929
Don Quijote Co., Ltd.	14,800	509,047
Eisai Co. Ltd.	4,901	140,759
ENEOS Holdings, Inc.	116,938	579,642
Fast Retailing Co. Ltd.	2,279	781,387
Fuji Electric Co. Ltd.	1,609	74,098
Fujikura Ltd.	13,323	700,862
Fujitsu, Ltd.	19,085	462,990
Hitachi, Ltd.	24,675	717,163
Hoshizaki Corp.	5,378	185,315
Hoya Corp.	4,811	571,364
Idemitsu Kosan Co. Ltd.	65,382	396,502
IHI Corp.	2,311	249,966
Inpex Corp.	43,631	612,456
ITOCHU Corp.	2,227	116,617
Japan Airlines Co. Ltd.	75,134	1,532,426
Japan Post Insurance Co. Ltd.	5,647	127,850
Komatsu, Ltd.	2,348	77,469
Konami Holdings Corp.	2,394	378,496
Makita Corp.	5,860	180,476
Marubeni Corp.	15,505	312,554
MatsukiyoCocokara & Co.	51,109	1,051,339
Mitsubishi Chemical Group Corp.	185,581	975,418
Mitsubishi Corp.	21,068	420,978
Mitsubishi Electric Corp.	10,928	235,050
Mitsubishi Heavy Industries, Ltd.	10,324	258,352
Mitsubishi UFJ Financial Group, Inc.	74,814	1,019,984
Mizuho Financial Group, Inc.	32,828	911,303
MonotaRO Co. Ltd.	42,523	837,102
MS & AD Insurance Group Holdings, Inc.	54,248	1,212,747
Murata Manufacturing Co., Ltd.	3,458	51,112
NEC Corp.	20,603	601,094
Nippon Sanso Holdings Corp.	1,419	53,697
Nippon Telegraph & Telephone Corp.	374,007	399,855
Nitto Denko Corp.	21,123	407,916
Nomura Holdings, Inc.	88,628	584,032
Nomura Research Institute, Ltd.	4,404	176,149
Olympus Corp.	53,168	631,547
Ono Pharmaceutical Co. Ltd.	11,999	130,042
Otsuka Holdings Co. Ltd.	28,386	1,407,358
Panasonic Holdings Corp.	31,679	338,944
Recruit Holdings Co. Ltd.	27,966	1,644,586
Ricoh Co. Ltd.	131,963	1,245,388
Sanrio Co., Ltd	6,652	321,662
SBI Holdings, Inc.	12,434	433,264
SCREEN Holdings Co Ltd.	685	55,698
Sekisui Chemical Co., Ltd.	21,120	382,498
Seven & i Holdings Co. Ltd.	43,511	700,324
Shionogi & Co., Ltd.	6,179	111,236
Shiseido Co. Ltd.	41,053	733,233
SoftBank Corp.	16,323	25,284
Sompo Holdings, Inc.	49,238	1,483,777
Sony Group Corp.	35,415	920,802
Subaru Corp.	47,504	823,548
Sumitomo Corp.	13,062	337,087
Sumitomo Electric Industries Ltd.	33,404	716,296
Sumitomo Mitsui Financial Group, Inc.	24,122	607,415
Sumitomo Mitsui Trust Group, Inc.	8,267	219,881
Suntory Beverage & Food Ltd.	1,531	48,961
Suzuki Motor Corp.	33,140	399,543
Sysmex Corp.	17,609	306,524
T&D Holdings, Inc.	25,932	569,210
Takeda Pharmaceutical Co. Ltd.	24,720	763,181
TDK Corp.	9,775	114,099
TIS, Inc.	7,900	264,726
Tokio Marine Holdings, Inc.	40,615	1,721,307
Tokyo Electron, Ltd.	2,135	408,873
Tokyo Gas Co. Ltd.	21,392	711,543
Toray Industries, Inc.	42,462	290,663
Toyota Tsusho Corp.	18,620	421,766
Trend Micro, Inc.	9,293	642,758
Yokogawa Electric Corp.	15,867	423,869
Z Holdings Corp.	61,954	228,152
Zensho Holdings Co. Ltd.	18,768	1,135,958
ZOZO, Inc.	73,763	796,988
		49,862,862

Luxembourg - 0.1%
Tenaris SA	7,006	131,326

Netherlands - 3.4%
ABN AMRO Bank NV (b)	19,957	544,946
Adyen NV (a)(b)	47	86,317
Argenx SE (a)	183	101,306
ASML Holding NV	2,566	2,056,236
Euronext NV (b)	1,767	302,762
EXOR NV	10,138	1,023,409
Heineken Holding NV	6,137	457,942
ING Groep NV	28,735	629,807
Koninklijke Ahold Delhaize NV	47,476	1,982,910
Koninklijke KPN NV	13,871	67,666
Koninklijke Philips NV	4,242	101,861
NN Group NV	8,427	560,727
Randstad Holding NV	5,733	264,985
Wolters Kluwer NV	2,406	402,376
		8,583,250

New Zealand - 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	6,877	151,052
Xero Ltd. (a)	661	78,215
		229,267

Norway - 1.0%
DNB Bank ASA	29,071	803,946
Equinor ASA	21,234	536,245
Gjensidige Forsikring ASA	35,686	904,638
Telenor ASA	3,100	48,274
Yara International ASA	4,443	163,959
		2,457,062

Poland - 0.4%
InPost SA (a)	57,297	953,523

Portugal - 0.2%
Jeronimo Martins SGPS SA	23,936	606,011

Singapore - 1.6%
DBS Group Holdings, Ltd.	34,023	1,201,083
Oversea-Chinese Banking Corp. Ltd.	54,339	696,806
Sea Ltd. - ADR (a)	3,747	599,295
Singapore Exchange, Ltd.	77,919	912,371
Singapore Telecommunications Ltd.	62,572	188,642
United Overseas Bank, Ltd.	21,214	600,435
		4,198,632

Spain - 3.6%
ACS, Actividades de Construccion y Servicios SA	5,508	382,849
Aena SME SA (b)	13,480	359,833
Amadeus IT Holdings SA	8,263	698,085
Banco Bilbao Vizcaya Argentaria SA	125,471	1,932,042
Banco de Sabadell SA	319,461	1,017,024
Banco Santander SA	237,297	1,965,033
Bankinter SA	32,329	422,039
CaixaBank SA	117,100	1,014,652
Endesa SA	16,716	529,645
Grifols SA (a)	54,164	660,910
Iberdrola SA	5,664	108,965
Industria de Diseno Textil SA	3,153	164,482
		9,255,559

Sweden - 2.5%
Atlas Copco AB - Class A	1,703	27,531
Essity AB - Class B	5,970	165,303
H & M Hennes & Mauritz AB - Class B	68,127	959,510
Securitas AB - Class B	22,355	334,706
Skandinaviska Enskilda Banken AB - Class A	18,490	322,291
Spotify Technology SA (a)(c)	1,701	1,305,245
Svenska Handelsbanken AB - Class A	46,245	619,095
Swedbank AB - Class A	20,482	542,493
Swedish Orphan Biovitrum AB (a)	1,536	46,748
Tele2 AB - B Shares - Class B	6,119	89,322
Telefonaktiebolaget LM Ericsson - Class B	205,685	1,757,645
Telia Co. AB	43,965	158,134
		6,328,023

Switzerland - 7.3%
ABB, Ltd.	1,734	103,917
Baloise Holding AG	600	141,511
Cie Financiere Richemont SA	390	73,801
Coca-Cola HBC AG	12,573	656,845
Dufry AG	24,676	1,344,129
Geberit AG	514	404,798
Glencore PLC	70,373	274,218
Helvetia Holding AG	2,429	570,271
Holcim AG	3,629	269,486
Julius Baer Group Ltd.	6,646	450,830
Kuehne & Nagel International AG	2,154	466,433
Logitech International SA	8,033	728,469
Nestle SA	14,772	1,468,726
Novartis AG	23,735	2,880,886
Partners Group Holding AG	413	540,339
Roche Holding AG	1,736	603,314
Roche Holding AG	9,209	3,006,001
SGS SA	8,100	822,439
Sonova Holding AG	452	134,798
Straumann Holding AG	233	30,497
Swiss Life Holding AG	613	620,579
Swiss Re AG	5,580	965,268
Swisscom AG	100	71,009
Temenos AG	2,141	153,799
Zurich Insurance Group AG	2,398	1,677,936
		18,460,299

United Kingdom - 10.8%
3i Group PLC	24,781	1,402,407
Admiral Group PLC	26,341	1,182,881
AstraZeneca PLC	14,279	1,987,191
Auto Trader Group PLC (b)	75,537	855,590
Barclays PLC	248,941	1,150,296
BP PLC	91,075	453,761
British American Tobacco PLC	11,921	566,799
Bunzl PLC	4,445	141,646
Centrica PLC	122,539	271,885
Coca-Cola Europacific Partners PLC (c)	2,400	222,528
Entain PLC	16,012	198,318
GSK PLC	45,163	861,096
Haleon PLC	25,668	131,924
HSBC Holdings PLC	193,411	2,339,530
Imperial Brands PLC	15,530	613,591
J Sainsbury PLC	85,538	340,429
JD Sports Fashion PLC	1,459,628	1,779,974
Kingfisher PLC	456,094	1,821,450
Lloyds Banking Group PLC	678,214	713,153
Marks & Spencer Group PLC	34,746	169,109
NatWest Group PLC	188,949	1,326,976
Next PLC	6,586	1,124,846
Pearson PLC	19,622	289,051
Prudential PLC	4,279	53,557
Reckitt Benckiser Group PLC	6,401	436,080
RELX PLC	15,539	842,175
Rolls-Royce Holdings PLC	32,318	428,298
Sage Group PLC	38,172	655,518
Shell PLC	21,519	750,786
Smith & Nephew PLC	17,607	269,637
Standard Chartered PLC	65,632	1,086,111
Tesco PLC	21,546	118,794
Unilever PLC	20,603	1,257,320
Vodafone Group PLC	946,847	1,013,551
Wise PLC - Class A (a)	52,788	754,095
		27,610,353

United States - 0.1%
Amrize Ltd. (a)	3,629	181,026
TOTAL COMMON STOCKS (Cost $193,127,685)		243,758,942

INVESTMENT COMPANIES - 3.5%	Shares	Value
United States - 3.5%
iShares MSCI Canada ETF (c)	17,107	790,343
iShares MSCI EAFE ETF (c)	91,199	8,152,279
TOTAL INVESTMENT COMPANIES (Cost $8,272,641)		8,942,622

PREFERRED STOCKS - 0.0%(d)	Shares	Value
Germany - 0.0%(d)
Henkel AG & Co. KGaA, 0.00%	726	57,052
TOTAL PREFERRED STOCKS (Cost $57,377)		57,052

WARRANTS - 0.0%(d)	Contracts	Value
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	282	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 4.6%		Value
Investments Purchased with Proceeds from Securities Lending - 4.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (f)	10,840,934	10,840,934

Money Market Funds - 0.3%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (f)	800,324	800,324
TOTAL SHORT-TERM INVESTMENTS (Cost $11,641,258)		11,641,258

TOTAL INVESTMENTS - 103.9% (Cost $213,098,961)		264,399,874
Liabilities in Excess of Other Assets - (3.9)%		(9,962,947)
TOTAL NET ASSETS - 100.0%		$254,436,927
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $6,074,349 or 2.4% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $10,631,634.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.